UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 September 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Murray Johnstone International Limited
Address: 11 West Nile Street

         Glasgow, Scotland  G1 2PX

13F File Number:  28-03971

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Graeme Charles Mitchell
Title:     Group Compliance Officer
Phone:     011-44-141-226-3131

Signature, Place, and Date of Signing:

     Graeme Charles Mitchell     Glasgow, Scotland     November 06, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         13

Form13F Information Table Entry Total:     105

Form13F Information Table Value Total:     310896


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


3    0                             Nesbitt Burns Corp.
4    0                             Bear Stearns Asset Management Inc.
5    0                             Captrust Financial Advisors
6    0                             Lockwood Financial Services Inc.
7    0                             Painewebber Inc.
8    0                             Dean Witter Reynolds Inc.
9    0                             Prudential Securities Inc.
10   0                             Salomon Smith Barney Inc.
11   0                             Midatlantic
12   0                             Merrill Lynch
13   0                             First Union
14   0                             Scotia McLeod
15   0                             Schwab Inc.

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Alcatel SA                  ADR                 013904305     5612    88734 SH       SOLE    3-11:14-16      88734        0        0
Allied Irish Banks Plc      ADR                 019228402     6593   317099 SH       SOLE    3-11:14-16     317099        0        0
Amerada Hess Corp.          Com                 023551104      656    10000 SH       SOLE                    10000        0        0
American International GroupCom                 026874107     2408    25650 SH       SOLE                    25650        0        0
Anheuser-Busch Companies IncCom                 035229103      498    12000 SH       SOLE                    12000        0        0
Applied Materials Inc.      Com                 038222105      349     6000 SH       SOLE                     6000        0        0
Ariba Inc.                  Com                 04033V104      422     3000 SH       SOLE                     3000        0        0
Axa                         ADR                 054536107     6648   103011 SH       SOLE    3-11:14-16     103011        0        0
Banco Bilbao Vizcaya ArgentaADR                 05946K101     1769   118030 SH       SOLE    47810111416    118030        0        0
Banco Frances SA            ADR                 059591107     5610   273121 SH       SOLE    3-10:16        273121        0        0
Bank of America Corp.       Com                 060505104      555    10800 SH       SOLE                    10800        0        0
Barclays Plc                ADR                 06738E204     7678    70129 SH       SOLE    311:14:16       70129        0        0
Brasil Telecom ParticipacoesADR                 105530109      800    14000 SH       SOLE                    14000        0        0
Bristol-Myers Squibb Co.    Com                 110122108     1299    23120 SH       SOLE    3:8-9           23120        0        0
BSCH                        ADR                 05964H105     3063   284212 SH       SOLE    3-11:16        284212        0        0
Chase Manhattan Corp        Com                 16161A108      238     5250 SH       SOLE                     5250        0        0
Cia Paranaense de Energia   ADR                 20441B407      437    50000 SH       SOLE                    50000        0        0
Cisco Systems Inc.          Com                 17275R102     2444    45100 SH       SOLE                    45100        0        0
Citigroup Inc               Com                 172967101     1167    22000 SH       SOLE                    22000        0        0
Coastal Corp.               Com                 190441105     1453    20000 SH       SOLE                    20000        0        0
Comverse Technology Inc.    Com                 205862402     2386    22432 SH       SOLE    3:8-9           22432        0        0
Costco Wholesale Corp.      Com                 22160K105     1107    32375 SH       SOLE    3:8-9           32375        0        0
CTC                         ADR                 204449300     2419   142018 SH       SOLE    3-10:16        142018        0        0
Dell Computer Corp.         Com                 247025109      655    21700 SH       SOLE                    21700        0        0
EL Paso Energy Corporation  Com                 283905107      574     9500 SH       SOLE                     9500        0        0
Elsevier                    ADR                 290259100     7729   340537 SH       SOLE    3-11:14-16     340537        0        0
EMC Corp-Mass               Com                 268648102     3581    36630 SH       SOLE    3:8-9           36630        0        0
ENI-Ente Nazionale IdrocarbuADR                 26874R108     9720   181432 SH       SOLE    3-11:14-16     181432        0        0
Epcos AG                    ADR                 29410P107     5949    74665 SH       SOLE    3-11:14-16      74665        0        0
Equant NV                   NY Reg Shrs         294409107     5796   161678 SH       SOLE    3-11:14-16     161678        0        0
Ericsson                    ADR                 294821400     7165   472571 SH       SOLE    3-11:14-16     472571        0        0
Exodus Communications Inc   Com                 302088109      873    18000 SH       SOLE                    18000        0        0
Exxon Mobil Corp.           Com                 30231G102     3099    35446 SH       SOLE                    35446        0        0
Fannie Mae                  Com                 313586109      561     8000 SH       SOLE                     8000        0        0
Flextronics International LtCom                 Y2573F102     1779    22021 SH       SOLE    8-9             22021        0        0
Fomento Economico Mexicano SADR                 344419106     3919   101501 SH       SOLE    3-10:16        101501        0        0
France Growth Fund          Closed End          35177K108      273    22100 SH       SOLE                    22100        0        0
Fuji Photo Film Company Ltd.ADR                 359586302     5951   176924 SH       SOLE    3-11:14-16     176924        0        0
Genentech Inc               Com                 368710406     1092     6000 SH       SOLE                     6000        0        0
General Electric Company    Com                 369604103     4359    77000 SH       SOLE                    77000        0        0
Guidant Corp.               Com                 401698105     1179    17000 SH       SOLE                    17000        0        0
Home Depot Inc.             Com                 437076102      572    11000 SH       SOLE                    11000        0        0
HSBC Holdings Plc           ADR                 404280406      218     3038 SH       SOLE    4:7-8:10-11      3038        0        0
IBM                         Com                 459200101     2054    18536 SH       SOLE    3:8-9           18536        0        0
Intel Corp                  Com                 458140100     1731    42500 SH       SOLE                    42500        0        0
Intimate Brands Inc.        Com                 461156101      570    31000 SH       SOLE                    31000        0        0
Italy Fund                  Closed End          465395101      272    16000 SH       SOLE                    16000        0        0
JDS Uniphase Corp.          Com                 46612J101      493     5316 SH       SOLE    3:8-9            5316        0        0
Koninklijke Philips ElectronNY Reg Shrs         500472303      448    10639 SH       SOLE    14              10639        0        0
Kyocera Corp                ADR                 501556203     5184    34383 SH       SOLE    34:611:1416     34383        0        0
Lucent Technologies Inc.    Com                 549463107      528    17600 SH       SOLE                    17600        0        0
Matav Rt.                   ADR                 559776109     1912    81703 SH       SOLE    3-10:16         81703        0        0
Mellon Financial Corp       Com                 58551A108     1377    30300 SH       SOLE                    30300        0        0
Micron Technology Inc.      Com                 595112103      788    17500 SH       SOLE                    17500        0        0
Microsoft Corp              Com                 594918104     2737    46255 SH       SOLE    3:8-9           46255        0        0
MSCI World Equity Benchmark Misc.               464286301     4187   334285 SH       SOLE    9:11-12:16     334285        0        0
MSCI World Equity Benchmark Misc.               464286202     4062   539546 SH       SOLE    9:11-12:16     539546        0        0
MSCI World Equity Benchmark Misc.               464286749     3861   264540 SH       SOLE    9:11-11:16     264540        0        0
MSCI World Equity Benchmark Misc.               464286764     3912   164089 SH       SOLE    9:11-12:16     164089        0        0
MSCI World Equity Benchmark Misc.               464286806      253    13170 SH       SOLE    9:12-12         13170        0        0
MSCI World Equity Benchmark Misc.               464286855     4156   199957 SH       SOLE    9:11-12:16     199957        0        0
MSCI World Equity Benchmark Misc.               464286673     3653   543901 SH       SOLE    11-12:16       543901        0        0
MSCI World Equity Benchmark Misc.               464286848     2753   211850 SH       SOLE                   211850        0        0
National Australia Bank     ADR                 632525408     4558    66500 SH       SOLE    3-11:16         66500        0        0
News Corporation Limited    ADR                 652487703      919    16663 SH       SOLE    47810111416     16663        0        0
Nokia OYJ                   ADR                 654902204     3157    79460 SH       SOLE    3-11:14-16      79460        0        0
Novartis                    ADR                 66987V109      201     5173 SH       SOLE    5:8-8:11         5173        0        0
Novo-Nordisk A/S            ADR                 670100205      348     3110 SH       SOLE    14               3110        0        0
Oracle Corporation          Com                 68389X105     1571    20193 SH       SOLE    3:8-9           20193        0        0
Orix Corp                   ADR                 686330101     5967   101177 SH       SOLE    3-11:14-16     101177        0        0
Petroleo Brasileiro SA      ADR                 71654V101    12634   435063 SH       SOLE    3-10:16        435063        0        0
Pfizer Inc                  Com                 717081103     1876    42500 SH       SOLE                    42500        0        0
Pharmacia Corporation       Com                 71713U102     1181    20000 SH       SOLE                    20000        0        0
Rio Tinto Plc               ADR                 767204100     3238    54414 SH       SOLE    3-11:14-16      54414        0        0
Scient Corp.                Com                 80864H109      573    28000 SH       SOLE                    28000        0        0
Scottish Power Plc          ADR                 81013T705     5397   180560 SH       SOLE    3-11:14-16     180560        0        0
SDL Inc.                    Com                 784076101      834     2750 SH       SOLE                     2750        0        0
Shell Transport & Trading CoADR                 822703609     6458   131933 SH       SOLE    3-11:14-16     131933        0        0
Siebel Systems Inc          Com                 826170102      895     8200 SH       SOLE                     8200        0        0
SKF AB                      ADR                 784375404     4105   318030 SH       SOLE    3-11:14-16     318030        0        0
Smith International Inc.    Com                 832110100      400     5000 SH       SOLE                     5000        0        0
Soc Quimica Y Minera de ChilADR                 833635105     1798    87667 SH       SOLE    3-10:16         87667        0        0
Sonera Oyj                  ADR                 835433202     3641   144513 SH       SOLE    3-11:14-16     144513        0        0
Sony Corporation            ADR                 835699307      791     8000 SH       SOLE                     8000        0        0
Sun Life Financial Services Com                 866796105     1013    50000 SH       SOLE                    50000        0        0
Sun Microsystems Inc.       Com                 866810104     2138    18538 SH       SOLE    3:8-8           18538        0        0
Tele Norte Leste ParticipacoADR                 879246106    10854   484487 SH       SOLE                   484487        0        0
Telecom Corporation of New ZADR                 879278208     3375   172588 SH       SOLE    3-11:14-16     172588        0        0
Telecom Italia SpA          ADR                 87927W106     7712    72463 SH       SOLE    3-11:14-16      72463        0        0
Telefonica SA               ADR                 879382208     7287   121551 SH       SOLE    3-11:14-16     121551        0        0
Telefonos de Mexico SA      ADR                 879403780     7142   137000 SH       SOLE                   137000        0        0
Texaco Inc                  Com                 881694103      515    10000 SH       SOLE                    10000        0        0
Texas Instruments Inc.      Com                 882508104      509    11000 SH       SOLE                    11000        0        0
Time Warner Inc             Com                 887315109      844    11000 SH       SOLE                    11000        0        0
Total Fina Elf SA           ADR                 89151E109     8077   109911 SH       SOLE    3-11:14-16     109911        0        0
Tubos de Acero de Mexico SA ADR                 898592506      491    30000 SH       SOLE                    30000        0        0
Tyco International Ltd      Com                 902124106     1529    30004 SH       SOLE    3:8-9           30004        0        0
Unibanco                    GDR                 90458E107    11857   365891 SH       SOLE    3-10:16        365891        0        0
Unilever NV                 NY Reg Shrs         904784709     5709   118945 SH       SOLE    3-11:14-16     118945        0        0
VeriSign Inc.               Com                 92343E102      556     2800 SH       SOLE                     2800        0        0
Verizon Communications      Com                 92343V104     1045    22000 SH       SOLE                    22000        0        0
Vivendi SA                  ADR                 92851S105     6084   408450 SH       SOLE    3-11:14-16     408450        0        0
Vodafone Group PLC          ADR                 92857W100     5556   150416 SH       SOLE    3-11:14-16     150416        0        0
Wal-Mart Stores Inc.        Com                 931142103     1407    29800 SH       SOLE                    29800        0        0
Wells Fargo & Company       Com                 949746101     1068    23700 SH       SOLE                    23700        0        0